Equity (Schedule Of Tax Effects Allocated To Each Component Of Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Equity Note [Line Items]
Unrealized gain (loss) on securities, Pre-tax amount	¥ 224,146	¥ 7,658	¥ (7,597)
Unrealized gain (loss) on derivative instruments, Pre-tax amount	(4,859)	(1,772)	(2,835)
Foreign currency translation adjustments, Pre-tax amount	136,200	(84,991)	(56,934)
Pension liability adjustments, Pre-tax amount	49,382	(14,462)	(130,060)
Other comprehensive income (loss), Pre-tax amount	404,869	(93,567)	(197,426)
Unrealized gain (loss) on securities, Tax benefit/(expense)	(77,297)	580	1,306
Unrealized gain (loss) on derivative instruments, Tax benefit/(expense)	103	(459)	1,302
Foreign currency translation adjustments, Tax benefit/(expense)	(21,461)	15,622	12,818
Pension liability adjustments, Tax benefit/(expense)	(12,924)	5,920	49,557
Other comprehensive income (loss), Tax benefit/(expense)	(111,579)	21,663	64,983
Unrealized gain (loss) on securities, Net-of-tax amount	146,849	8,238	(6,291)
Unrealized gain (loss) on derivative instruments, Net-of-tax amount	(4,756)	(2,231)	(1,533)
Foreign currency translation adjustments, Net-of-tax amount	114,739	(69,369)	(44,116)
Pension liability adjustments, Net-of-tax amount	36,458	(8,542)	(80,503)
Other comprehensive income (loss), Net-of-tax amount	¥ 293,290	¥ (71,904)	¥ (132,443)